INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Inventories [Line Items]
Total inventories	$ 106,023	$ 67,351
Packaging and supplies	17,320	9,363
Plants in drying stage
Inventories [Line Items]
Total inventories	7,722	3,615
Dry cannabis
Inventories [Line Items]
Available for packaging	31,531	22,629
Packaged inventory	6,972	5,790
Flower and trim available for extraction
Inventories [Line Items]
Total inventories	3,573	3,304
Concentrated extract
Inventories [Line Items]
Total inventories	6,210	11,116
Formulated extracts
Inventories [Line Items]
Available for packaging	20,935	8,049
Packaged inventory	11,760	3,485
CAPITALIZED COST
Inventories [Line Items]
Total inventories	79,196	43,823
Packaging and supplies	17,320	9,363
CAPITALIZED COST | Plants in drying stage
Inventories [Line Items]
Total inventories	4,794	1,390
CAPITALIZED COST | Dry cannabis
Inventories [Line Items]
Available for packaging	14,266	12,059
Packaged inventory	4,088	3,297
CAPITALIZED COST | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	2,336	1,354
CAPITALIZED COST | Concentrated extract
Inventories [Line Items]
Total inventories	4,711	7,283
CAPITALIZED COST | Formulated extracts
Inventories [Line Items]
Available for packaging	20,267	5,958
Packaged inventory	11,414	3,119
FAIR VALUE ADJUSTMENT
Inventories [Line Items]
Total inventories	26,827	23,528
Packaging and supplies	0	0
FAIR VALUE ADJUSTMENT | Plants in drying stage
Inventories [Line Items]
Total inventories	2,928	2,225
FAIR VALUE ADJUSTMENT | Dry cannabis
Inventories [Line Items]
Available for packaging	17,265	10,570
Packaged inventory	2,884	2,493
FAIR VALUE ADJUSTMENT | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	1,237	1,950
FAIR VALUE ADJUSTMENT | Concentrated extract
Inventories [Line Items]
Total inventories	1,499	3,833
FAIR VALUE ADJUSTMENT | Formulated extracts
Inventories [Line Items]
Available for packaging	668	2,091
Packaged inventory	$ 346	$ 366